LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about loans payable [Table Text Block]
	December 31,	December 31,
	2022	2021

Balance at the beginning of the year	$10,494	$9,672
Net proceeds from software and equipment financing	9,070	4,399
Finance cost	726	650
Repayments of principal	(5,054)	(3,563)
Repayments of finance costs	(726)	(611)
Effects of movements in exchange rates	-	(53)
Balance at the end of the year	$14,510	$10,494

Statements of Financial Position presentation
Current loans payable	$6,041	$4,128
Non-current loans payable	8,469	6,366
Total	$14,510	$10,494